7. CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Convertible Notes Payable
7. CONVERTIBLE NOTES PAYABLE

Convertible notes payable are comprised of the following:

	March 31, 2014	December 31, 2013
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $89,864 and $119,274, respectively	$149,136	119,726
Convertible note payable, due January 24, 2015, net of unamortized debt discount and OID of $17,712	–	10,059
Convertible note payable, due December 19, 2013	–	32,500

	March 31, 2014	December 31, 2013
Convertible note payable, due July 1, 2014, net of unamortized debt discount and OID of $12,478	$–	$15,492
Convertible note payable, due April 15, 2014, net of unamortized debt discount of $12,231	–	20,269
Convertible note payable, due May 15, 2014, net of unamortized debt discount of $13,500	–	14,000
Convertible note payable, due January 24, 2015, net of unamortized debt discount of $6,897 and $36,977, respectively	5,236	13,023
Convertible note payable, due August 21, 2014, net of unamortized debt discount and OID of $19,925	–	11,287
Convertible promissory notes, due June 18, 2014, net of unamortized debt discount of $19,973	–	12,527
Convertible promissory note, due July 14, 2014, net with unamortized debt discount and OID of $11,075 and $20,569, respectively	27,425	17,931
Convertible promissory note, due August 16, 2014, net of unamortized debt discount and OID of $14,556 and $24,049, respectively	23,944	14,451
Convertible promissory note, due October 22, 2014, net of unamortized debt discount and OID of $17,530 and $25,226, respectively	13,683	5,986
Convertible promissory note, due November 1, 2014, net of unamortized debt discount and OID of $33,048 and $47,226, respectively	24,452	10,274
Convertible promissory note, due September 10, 2014, net of unamortized debt discount of $24,919 and $38,678, respectively	17,581	3,822
Convertible promissory note, due January 24, 2015, net of unamortized debt discount of $37,375 and $48,625, respectively	12,625	1,375
Convertible promissory note, due October 10, 2014, net of unamortized debt discount of $22,809	9,691	–
Convertible promissory note, due November 14, 2014, net of unamortized debt discount of $22,800	4,700	–
Convertible promissory note, due February 20, 2015, net of unamortized debt discount and OID of $22,291	2,679	–
Convertible promissory note, due January 24, 2015, net of unamortized debt discount of $40,838	9,162	–
Total	300,314	302,722
Less short term portion	(300,314)	(278,266)
Long term portion	$–	$24,456

Asher notes:

On January 8, 2014, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $32,500 (the "Note"). The financing closed on January 8, 2014. The total net proceeds the Company received from this Offering was $30,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on October 10, 2014. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion.

On February 12, 2014, the Company entered into a Securities Purchase Agreement with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the principal amount of $27,500 (the "Note"). The financing closed on February 12, 2014. The total net proceeds the Company received from this Offering was $25,000.

The Note bears interest at the rate of 8% per annum. All interest and principal must be repaid on November 14, 2014. The Note is convertible into common stock, at Asher’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion.

In the event the Company prepays the Notes in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

JMJ Financial

On July 11, 2012, the Company issued a Convertible Promissory Note to JMJ Financial (“JMJ”) providing JMJ with the ability to invest up to $275,000 which contains a 10% original issue discount (the “JMJ Note”). The transaction closed on July 25, 2012. During the three months ended March 31, 2014, the Company received tranches of net proceeds in the amounts of $20,000. As of March 31, 2014 and December 31, 2013, the aggregate principal amount outstanding under the July 11, 2012 issued convertible promissory note was $56,183 and $90,395, respectively.

The maturity dates are one year from the effective date of each payment by JMJ to the Company (the “Maturity Date”). The conversion price (the “Conversion Price”) for each portion of consideration paid by JMJ to the Company is lesser of: (1) the closing price of the Company’s stock on the day the portion of consideration is paid to the Company, or (2) 70% of the lowest trade price in the 25 trading days previous to the conversion.

The JMJ Notes bear interest at 0% for the first 60 days and a one-time interest charge of 10% will be applied to the Principal Sum thereafter.

At any time after the Effective Date, the Company will have the option, upon 20 days business notice to JMJ, to prepay the entire remaining outstanding principal amount of the Note in cash, provided that (i) the Company will pay JMJ 150% of the principal amount outstanding in repayment, (ii) such amount must be paid in cash on the next business day following the 20 day business day notice period, and (iii) JMJ may still convert the Note pursuant to the terms herein during the 20 day business period until such repayment amount has been received in full.

Typenex Co-Investment, LLC

On May 13, 2013, the Company issued a Convertible Promissory Note to Typenex Co-Investment, LLC (“Typenex”) providing Typenex with the ability to invest up to $555,000 which contains a 10% original issue discount (the “Typenex Note”). The transaction closed on May 13, 2013. All issued tranches are due 20 months from the date of issuance.

On February 26, 2014, the Company issued a $50,000 Convertible Promissory Note (the “Note”) to Typenex Co-Investment LLC under the May 13, 2013 described transaction. The total proceeds the Company received from this offering was $50,000.

The Note is convertible into common stock, at holder’s option, at the lower of i) 35% discount to the average of the two lowest closing bid prices of the common stock during the 20 trading day period prior to conversion or 40% if average of the two lowest bid prices are less than $0.01 or ii) $0.04.

The Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features and reset provisions. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Notes and to fair value as of each subsequent reporting date.

At the inception of the 2014 Notes, the Company determined the aggregate fair value of $139,765 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 157.33% to 166.83%, (3) weighted average risk-free interest rate of 0.11 % to 0.23%, (4) expected life of 0.75 to 1.00 years, and (5) estimated fair value of the Company’s common stock of $0.0047 to $0.0075 per share.

The determined fair value of the debt derivatives of $139,764 was charged as a debt discount up to the net proceeds of the note with the remainder of $14,433 charged to current period operations as non-cash interest expense.

At March 31, 2014, the Company marked to market the fair value of the debt derivatives and determined a fair value of $486,777. The Company recorded a gain from change in fair value of debt derivatives of $4,340 for the three months ended March 31, 2014. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 159.11%, (3) weighted average risk-free interest rate of 0.05% to 0.13%, (4) expected life of 0.22 to 0.89 years, and (5) estimated fair value of the Company’s common stock of $0.0048 per share.

The charge of the amortization of debt discounts and costs for the three months ended March 31, 2014 and 2013 was $229,708 and $104,247, respectively, which was accounted for as interest expense. Also, the Company has accrued interest expense of $27,963 as of March 31, 2014.

During the three months ended March 31, 2014, the Company issued an aggregate of 86,807,728 shares of its common stock in settlement of the convertible note payable and related interest.

Convertible notes payable are comprised of the following:

	December 31, 2013	December 31, 2012
Convertible note payable, due March 21, 2013, net of unamortized debt discount of $5,091	$–	$12,409
Convertible note payable, due July 11, 2013, net of unamortized debt discount and OID of $26,301	–	23,699
Convertible note payable, due May 6, 2013, net of unamortized debt discount of $15,978	–	19,022
Convertible note payable, due October 3, 2013, net of unamortized debt discount and OID of $18,904	–	6,096
Convertible note payable, due August 13, 2013, net of unamortized debt discount of $26,399	–	6,101
Convertible promissory notes, due December 31, 2014, net of unamortized debt discount of $119,274 and $43,326, respectively	119,726	6,674
Convertible note payable, due September 19, 2013, net of unamortized debt discount of $30,852	–	1,648
Convertible note payable, due January 24, 2015, net of unamortized debt discount and OID of $17,712	10,059	–
Convertible note payable, due December 19, 2013	32,500

Convertible note payable, due July 1, 2014, net of unamortized debt discount and OID of $12,478	$15,492	$–
Convertible note payable, due April 15, 2014, net of unamortized debt discount of $12,231	20,269	–
Convertible note payable, due May 15, 2014, net of unamortized debt discount of $13,500	14,000	–
Convertible note payable, due January 24, 2015, net of unamortized debt discount of $36,977	13,023	–
Convertible note payable, due August 21, 2014, net of unamortized debt discount and OID of $19,925	11,287	–
Convertible promissory notes, due June 18, 2014, net of unamortized debt discount of $19,973	12,527	–
Convertible promissory note, due July 14, 2014, net with unamortized debt discount and OID of $20,569	17,931	–
Convertible promissory note, due August 16, 2014, net of unamortized debt discount and OID of $24,049	14,451	–
Convertible promissory note, due October 22, 2014, net of unamortized debt discount and OID of $25,226	5,986	–
Convertible promissory note, due November 1, 2014, net of unamortized debt discount and OID of $47,226	10,274	–
Convertible promissory note, due September 10, 2014, net of unamortized debt discount of $38,678	3,822	–
Convertible promissory note, due January 24, 2015, net of unamortized debt discount of $48,625	1,375	–
Total	302,722	75,649
Less short term portion	(278,266)	(68,975)
Long term portion	$24,456	$6,674

Asher notes:

In 2012 and 2013, the Company entered into a Securities Purchase Agreements with Asher Enterprises, Inc. ("Asher"), for the sale of an 8% convertible note in the aggregate principal amounts outstanding as of December 31, 2013 and 2012 of $135,000 and $117,500, respectively.

These notes bear interest at the rate of 8% per annum. All interest and principal must be repaid approximately nine months from the date of issuances. The Notes are convertible into common stock, at Asher’s option, at a 42% to 49% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion.

In the event the Company prepays the notes in full, the Company is required to pay off all principal, interest and any other amounts owing multiplied by (i) 120% if prepaid during the period commencing on the closing date through 30 days thereafter, (ii) 125% if prepaid 31 days following the closing through 60 days following the closing, (iii) 130% if prepaid 61 days following the closing through 90 days following the closing and (iv) 135% if prepaid 91 days following the closing through 120 days following the closing. (v) 140% if prepaid 121 days following the closing through 150 days following the closing, (vi) 150% if prepaid 121 days following the closing through 180 days following the closing. After the expiration of 180 days following the date of the Note, the Company has no right of prepayment.

JMJ Financial

On July 11, 2012, the Company issued a Convertible Promissory Note to JMJ Financial (“JMJ”) providing JMJ with the ability to invest up to $275,000 which contains a 10% original issue discount (the “JMJ Note”). The transaction closed on July 25, 2012. During the years ended December 31, 2013 and 2012, the Company received tranches of net proceeds in the amounts of $135,000 and $67,500, respectively. As of December 31, 2013 and 2012, the aggregate principal amount outstanding under the July 11, 2012 issued convertible promissory note was $90,395 and $75,000, respectively.

The maturity dates are one year from the effective date of each payment by JMJ to the Company (the “Maturity Date”). The conversion price (the “Conversion Price”) for each portion of consideration paid by JMJ to the Company is lesser of: (1) the closing price of the Company’s stock on the day the portion of consideration is paid to the Company, or (2) 70% of the lowest trade price in the 25 trading days previous to the conversion.

The JMJ Notes bear interest at 0% for the first 60 days and a one-time interest charge of 10% will be applied to the Principal Sum thereafter.

At any time after the Effective Date, the Company will have the option, upon 20 days business notice to JMJ, to prepay the entire remaining outstanding principal amount of the Note in cash, provided that (i) the Company will pay JMJ 150% of the principal amount outstanding in repayment, (ii) such amount must be paid in cash on the next business day following the 20 day business day notice period, and (iii) JMJ may still convert the Note pursuant to the terms herein during the 20 day business period until such repayment amount has been received in full.

Typenex Co-Investment, LLC

On May 13, 2013, the Company issued a Convertible Promissory Note to Typenex Co-Investment, LLC (“Typenex”) providing Typenex with the ability to invest up to $555,000 which contains a 10% original issue discount (the “Typenex Note”). The transaction closed on May 13, 2013. All issued tranches are due 20 months from the date of issuance. During the year ended December 31, 2013, the Company received tranches of net proceeds in the amounts of $205,000. As of December 31, 2013, the aggregate principal amount outstanding under the July 25, 2012 issued convertible promissory note was $127,771.

The Note is convertible into common stock, at holder’s option, at the lower of i) 35% discount to the average of the two lowest closing bid prices of the common stock during the 20 trading day period prior to conversion or 40% if average of the two lowest bid prices are less than $0.01 or ii) $0.04.

In connection with the issuance of the Convertible Promissory Note on May 13, 2013, the Company issued the note holder a warrant to purchase 2,187,101 shares of the Company’s common stock at $0.10 per share for five years. The fair value of the issued warrants of $43,568 was determined using the Black-Scholes option model with the following assumptions:

Expected life (years)	5
Expected volatility	200.60%
Risk-free interest rate	0.40%
Dividend yield	–%

Phoenix Worldwide Holdings, Inc.

On June 20, 2013, the Company issued an unsecured Convertible Promissory Note to Phoenix Worldwide Holdings, Inc. ("Phoenix"), in the principal amount of $32,500 (the "Note"). The financing closed on June 20, 2013. The total net proceeds the Company received from this Offering was $25,000 with an OID of $7,500 and due December 19, 2013.

The Note is convertible into common stock, at Phoenix’s option, at a 42% discount to the average of the three lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. As of December 31, 2013, the aggregate principal amount outstanding under the June 20, 2013 issued convertible promissory note was $32,500.

LG Capital Funding, LLC

During the year ended December 31, 2013, the Company issued two Convertible Redeemable Notes to LG Capital LLC in an aggregate principal amount of $77,000. The notes bear interest rate of 8% per annum, contain an original issue discount of 10% and are due one year from the date of issuance.

The notes are convertible into common stock, at holder’s option, at the lower of i) 42% discount to the average of the two lowest closing bid prices of the common stock during the 10 trading day period prior to conversion. As of December 31, 2013, the aggregate principal amount outstanding was $77,000.

JDF Capital Inc.

On November 1, 2013, the Company issued an unsecured Convertible Promissory Note to JDF Capital, Inc. ("JDF"), in the principal amount of $57,500 (the "Note"). The total net proceeds the Company received from this Offering was $50,000 with an OID of $5,000 and due November 1, 2014.

The Note is convertible into common stock, at JDF’s option, at a 42% discount to the average of the lowest closing price of the common stock during the 10 trading day period prior to conversion or the closing price at conversion. As of December 31, 2013, the aggregate principal amount outstanding under the November 1, 2013 issued convertible promissory note was $57,500.

PPM

During the months of December 2012 and January 2013, the Company issued an aggregate of thirteen convertible promissory notes to investors in the aggregate principal amount of $239,000. The total net proceeds the Company received from this Offering was $239,000.

The convertible promissory notes bear interest at the rate of 8% per annum. All interest and principal must be repaid on December 31, 2014. The Note is convertible into common stock, at holders’ option, at a conversion rate of $0.015 per common share.

The Company has identified the embedded derivatives related to the above described Notes. These embedded derivatives included certain conversion features and reset provisions. The accounting treatment of derivative financial instruments requires that the Company record fair value of the derivatives as of the inception date of the Notes and to fair value as of each subsequent reporting date.

At the inception of the 2012 Notes, the Company determined the aggregate fair value of $536,541 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 196.08% to 219.80%, (3) weighted average risk-free interest rate of 0.13 % to 0.19%, (4) expected life of 0.75 to 1.00 years, and (5) estimated fair value of the Company’s common stock of $0.015 to $0.043 per share.

The determined fair value of the debt derivatives of $536,541 was charged as a debt discount up to the net proceeds of the note with the remainder $(172,116) charged to current period operations as non-cash interest expense.

At the inception of the 2013 Notes, the Company determined the aggregate fair value of $1,290,328 of embedded derivatives. The fair value of the embedded derivatives was determined using the Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%; (2) expected volatility of 158.78% to 203.63%, (3) weighted average risk-free interest rate of 0.10 % to 0.28%, (4) expected life of 0.75 to 1.95 years, and (5) estimated fair value of the Company’s common stock of $0.0116 to $0.0251 per share.

The determined fair value of the debt derivatives of $1,290,328 was charged as a debt discount up to the net proceeds of the note with the remainder $350,468 charged to current period operations as non-cash interest expense.

At December 31, 2013, the Company marked to market the fair value of the debt derivatives and determined a fair value of $589,558. The Company recorded a gain from change in fair value of debt derivatives of $618,035 for the year ended December 31, 2013. The fair value of the embedded derivatives was determined using Black Scholes Option Pricing Model based on the following assumptions: (1) dividend yield of 0%, (2) expected volatility of 157.27%, (3) weighted average risk-free interest rate of 0.01% to 0.13%, (4) expected life of 0.01 to 1.07 years, and (5) estimated fair value of the Company’s common stock of $0.0072 per share.

The charge of the amortization of debt discounts and costs for the years ended December 31, 2013 and 2012 was $816,642 and $255,352, respectively, which was accounted for as interest expense. Also, the Company has accrued interest expense of $55,901 as of December 31, 2013.

During the year ended December 31, 2013, the Company issued an aggregate of 66,073,247 shares of its common stock in settlement of the convertible note payable and related interest.